Commitments and Contingencies (Details Narrative) (10-K) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	May 07, 2020	Apr. 23, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Aug. 31, 2019	Jun. 30, 2019
Operating Leases Commitments And Security Deposit [Line Items]
General and administrative expense related to legal matter					$ 200
Recognized revenue			$ 293	$ 677	1,440	$ 450
Security deposit					120		$ 120		$ 154
Other income					119
Federal Derivative Actions [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Other income					119
POD5 Agreement [Member] | Bit5ive, LLC [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Recognized revenue			$ 7	3	3	44
Two Settlement and Termination Agreements [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Present value of settlement distributions								$ 337
Gain loss on change in fair value				15	26	176
Loss contingency liability				58	0	116
Two Settlement and Termination Agreements [Member] | Monthly Settlement of Distributions [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Present value of settlement distributions				$ 43	90	$ 45
Stipulation of Settlement [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Consideration for settlement, description		The consideration for the settlement of the Derivative Actions is as follows: (i) adoption by the Company of certain corporate governance reforms, the terms of which are fully set forth in Exhibits A and B to the Stipulation; (ii) Robert B. Ladd, H. Robert Holmes, Michael Onghai, and Nolan Bushnell shall collectively pay or cause to be paid $75 to the Company; and (iii) Barry C. Honig, John Stetson, Michael Brauser, John O'Rourke III, and Mark Groussman shall collectively pay or cause to be paid $150 to the Company. Further, the Company shall, subject to court approval, pay a fee and expense award to plaintiffs' counsel in the Derivative Actions of $150 and service awards to each of the two plaintiffs in the Derivative Actions of $1.5 each, to be paid from the fee and expense award.
Federal Stipulation of Settlement [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Consideration for settlement, description	The consideration for the settlement of the Federal Derivative Actions is as follows: (i) adoption by the Company of a certain corporate governance reform, the terms of which are fully set forth in Exhibit A to the Federal Stipulation; and (ii) Robert B. Ladd, H. Robert Holmes, and Michael Onghai shall collectively pay or cause to be paid $65 to the Company. Further, the Company shall, subject to court approval, pay a fee and expense award to plaintiffs' counsel in the Federal Derivative Actions of $30 and incentive awards to each of the two plaintiffs in the Federal Derivative Actions of $0.4 each.
2018 Securities Class Actions [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Plaintiff cash settlement					$ 750